UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22032

Name of Fund: BlackRock International Growth and Income Trust (BGY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock International

Growth and Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2013

Date of reporting period: 01/31/2013

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2013 (Unaudited)	BlackRock International Growth and Income Trust (BGY) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Argentina – 0.4%
Arcos Dorados Holdings, Inc., Class A	295,000	$4,053,300

Australia – 0.6%
CSL Ltd.	108,350	6,202,276

Belgium – 3.1%
Ageas	157,700	5,208,839
Anheuser-Busch InBev NV	109,346	9,621,141
KBC Groep NV	369,246	14,535,834

		29,365,814

Brazil – 0.9%
Banco Bradesco SA - ADR	450,100	8,272,838

Canada – 0.3%
Gildan Activewear, Inc. (a)	90,200	3,319,874

Cayman Islands – 1.0%
Eurasia Drilling Co., Ltd. - GDR	253,401	9,603,898

China – 1.0%
Tencent Holdings Ltd.	274,100	9,573,451

Finland – 0.9%
Konecranes OYJ	263,100	8,849,281

France – 6.1%
AXA SA	673,473	12,469,241
BNP Paribas SA	155,900	9,781,784
Cie de St-Gobain	222,700	9,163,847
Publicis Groupe SA	112,300	7,357,923
Sanofi	196,500	19,155,912

		57,928,707

Germany – 5.9%
BASF SE	195,400	19,790,106
Deutsche Lufthansa AG	491,600	9,764,880
Deutsche Wohnen AG	525,000	10,107,520
SAP AG - ADR	87,600	7,184,952
Volkswagen AG, Preference Shares	39,200	9,704,902

		56,552,360

Hong Kong – 4.8%
AIA Group Ltd.	5,642,800	22,447,725
Cheung Kong Holdings Ltd.	581,000	9,528,811
Melco Crown Entertainment Ltd. - ADR (a)(b)	165,300	3,464,688
Wharf Holdings Ltd.	1,142,600	10,093,022

		45,534,246

India – 0.4%
Jubilant Foodworks Ltd. (b)	167,233	3,775,623

Indonesia – 1.3%
Global Mediacom Tbk PT	16,672,000	3,725,638
Indofood Sukses Makmur Tbk PT	8,783,300	5,440,602
Tower Bersama Infrastructure Tbk PT (b)	5,836,600	3,535,034

		12,701,274

Common Stocks	Shares	Value

Ireland – 1.5%
Accenture Plc, Class A (a)	86,900	$6,247,241
DCC Plc	245,889	7,986,076

		14,233,317

Italy – 2.6%
Eni SpA	661,000	16,510,056
Unicredit SpA (b)	1,232,800	7,961,000

		24,471,056

Japan – 12.7%
Honda Motor Co. Ltd.	588,800	22,256,165
ITOCHU Corp.	374,400	4,234,279
JGC Corp.	187,000	5,301,235
Kubota Corp.	667,800	7,627,630
ORIX Corp.	154,100	16,485,723
Softbank Corp.	386,500	13,771,664
Sumitomo Mitsui Financial Group, Inc.	268,400	10,779,989
Tokio Marine Holdings, Inc.	153,600	4,536,113
Toyota Motor Corp.	429,300	20,505,279
Unipres Corp.	136,400	3,021,003
Yahoo! Japan Corp.	18,183	7,148,328
Zeon Corp.	576,000	4,996,936

		120,664,344

Jersey, Channel Islands – 0.8%
Randgold Resources Ltd.	84,676	7,975,780

Malaysia – 0.4%
Astro Malaysia Holdings Bhd	4,030,800	3,619,547

Mexico – 2.6%
Fomento Economico Mexicano SAB de CV - ADR	95,700	10,325,073
Fresnillo Plc	343,100	9,019,245
Grupo Mexico SAB de CV, Series B	1,392,900	5,181,773

		24,526,091

Netherlands – 1.7%
ASML Holding NV	149,932	11,247,102
Ziggo NV	145,100	4,628,881

		15,875,983

South Korea – 0.7%
Samsung Electronics Co. Ltd.	5,200	6,918,257

Spain – 1.7%
Banco Popular Espanol SA	9,865,000	8,920,974
Iberdrola SA	1,412,610	7,601,052

		16,522,026

Sweden – 5.2%
Electrolux AB, Series B	509,315	13,458,153
Svenska Cellulosa AB, B Shares	590,640	14,319,574

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many securities have been abbreviated according to the following list:	ADR	American Depositary Receipt	HKD	Hong Kong Dollar
	AUD	Australian Dollar	JPY	Japanese Yen
	CAD	Canadian Dollar	KRW	Korean Won
	CHF	Swiss Franc	MXN	Mexican New Peso
	EUR	Euro	SEK	Swedish Krona
	GBP	British Pound	TWD	Taiwan Dollar
	GDR	Global Depositary Receipt	USD	US Dollar

JANUARY 31, 2013	1

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Sweden (concluded)
Volvo AB, B Shares	1,449,157	$21,448,143

		49,225,870

Switzerland – 19.8%
Cie Financiere Richemont SA	116,500	9,569,721
GAM Holding AG	1,059,400	17,460,601
Glencore International Plc	3,464,300	21,625,398
Holcim Ltd.	192,049	14,948,947
Nestle SA	316,200	22,202,770
Novartis AG (a)	192,200	13,065,077
Partners Group Holding AG	36,600	8,592,144
Roche Holding AG	110,900	24,513,238
Sulzer AG	18,133	2,853,300
Swiss Re AG	190,388	14,154,948
Syngenta AG	51,900	22,318,964
Transocean Ltd.	82,700	4,689,917
UBS AG	694,500	12,061,824

		188,056,849

Taiwan – 0.7%
MediaTek, Inc.	626,000	6,856,513

Thailand – 0.4%
Charoen Pokphand Foods PCL	3,335,900	3,971,309

United Kingdom – 19.9%
Aberdeen Asset Management Plc	1,767,587	11,281,097
Antofagasta Plc	663,265	12,026,746
APR Energy Plc	851,549	9,888,923
Aveva Group Plc	139,856	4,792,387
Babcock International Group Plc	298,400	4,913,540
BG Group Plc	256,200	4,547,251
British American Tobacco Plc	277,500	14,422,051
Clinigen Healthcare Ltd. (b)	831,600	2,723,552
De La Rue Plc	135,192	1,934,010
Diageo Plc	482,700	14,369,019
Direct Line Insurance Group Plc (b)	420,421	1,486,263
Hargreaves Lansdown Plc	422,673	4,630,130
HSBC Holdings Plc	628,100	7,142,570
Inchcape Plc	644,620	4,837,056

Common Stocks	Shares	Value

United Kingdom (concluded)
Intertek Group Plc	241,300	$11,896,943
Jardine Lloyd Thompson Group Plc	373,700	4,652,731
National Grid Plc	430,100	4,709,419
Rexam Plc	1,754,550	13,042,663
Rexam Plc, B Shares (b)	1,949,500	1,391,352
Rightmove Plc	391,200	10,392,404
Rotork Plc	171,862	7,217,484
SABMiller Plc	151,000	7,539,774
Tullow Oil Plc	296,600	5,347,855
Unilever Plc	294,800	12,008,171
Vodafone Group Plc - ADR	434,500	11,870,540

		189,063,931

United States – 0.5%
Sirona Dental Systems, Inc. (b)	70,900	4,712,723

Total Long-Term Investments (Cost – $826,627,914) – 97.9%		932,426,538

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (c)(d)	4,240,098	4,240,098

Total Short-Term Securities (Cost – $4,240,098) – 0.5%		4,240,098

Total Investments Before Options Written (Cost – $830,868,012*) – 98.4%		936,666,636

Options Written

(Premiums Received – $12,723,355) – (1.9)%		(17,424,040)

Total Investments Net of Options Written – 96.5%		919,242,596
Other Assets Less Liabilities – 3.5%		32,870,177

Net Assets – 100.0%		$952,112,773

Notes to Schedule of Investments

*	As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$864,585,198

Gross unrealized appreciation	$76,298,177
Gross unrealized depreciation	(4,216,739)

Net unrealized appreciation	$72,081,438

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.
(b)	Non-income producing security.
(c)	Represents the current yield as of report date.
(d)	Investments in issuers considered to be an affiliate of the Trust during the period ended January 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2012	Net Activity	Shares Held at January 31, 2013	Income	Realized Gain

BlackRock Liquidity Funds, TempFund, Institutional Class	11,164,990	(6,924,892)	4,240,098	$4,428	$108

2	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

—	Foreign currency exchange contracts as of January 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

GBP	138,000	USD	217,776	BNP Paribas SA	2/01/13	$1,091

USD	12,228,348	SEK	77,896,396	Deutsche Bank Securities Corp.	2/01/13	(23,655)

CHF	17,141	USD	18,834	RBS Securities, Inc.	2/04/13	2

CHF	1,724,218	USD	1,892,811	UBS Securities LLC	2/04/13	1,905

EUR	57,000	USD	77,314	Citigroup Global Markets, Inc.	2/04/13	82

GBP	266,000	USD	420,743	Barclays Capital, Inc.	2/04/13	1,122

GBP	118,508	USD	188,143	Citigroup Global Markets, Inc.	2/04/13	(194)

GBP	751,000	USD	1,186,903	Deutsche Bank Securities Corp.	2/04/13	4,152

HKD	37,688,475	USD	4,859,336	UBS Securities LLC	2/04/13	374

SEK	30,830,000	USD	4,840,292	Citigroup Global Markets, Inc.	2/04/13	8,439

SEK	42,822,000	USD	6,739,253	Deutsche Bank Securities Corp.	2/04/13	(4,502)

USD	5,213,917	HKD	40,443,000	Citigroup Global Marets, Inc.	2/04/13	(973)

JPY	1,381,357,120	USD	15,129,870	Deutsche Bank Securities Corp.	2/05/13	(23,535)

USD	4,436,417	CHF	4,039,358	Deutsche Bank Securities Corp.	2/05/13	(2,413)

USD	1,979,742	CHF	1,824,912	Deutsche Bank Securities Corp.	2/05/13	(25,546)

USD	1,892,825	CHF	1,724,218	UBS Securities LLC	2/05/13	(1,910)

USD	188,142	GBP	118,508	Citigroup Global Markets, Inc.	2/05/13	194

USD	22,564,453	GBP	14,220,278	Deutsche Bank Securities Corp.	2/05/13	11,794

Total						$(53,573)

—	Exchange-Traded options written as of January 31, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

Novartis AG	Call	CHF	58	2/15/13	1,075	$(456,654)

Melco Crown Entertainment Ltd. - ADR	Call	USD	21	2/18/13	910	(77,350)

Accenture Plc, Class A	Call	USD	71	3/11/13	480	(82,417)

Gildan Activewear, Inc.	Call	CAD	40	3/18/13	495	(25,559)

Total						$(641,980)

—	Over-the-counter options written as of January 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

Aberdeen Asset Management Plc	Deutsche Bank Securities Corp.	Call	GBP	3.62	2/05/13	407,200	$(263,019)

Anheuser-Busch InBev NV	Citigroup Global Markets, Inc.	Call	EUR	66.23	2/05/13	6,200	(272)

Anheuser-Busch InBev NV	Goldman Sachs & Co.	Call	EUR	67.67	2/05/13	53,900	(2,046)

Antofagasta Plc	Morgan Stanley & Co., Inc.	Call	GBP	13.80	2/05/13	95,600	(2)

AXA SA	Banc of America Securities	Call	EUR	13.00	2/05/13	217,600	(189,389)

Banco Popular Espanol SA	Goldman Sachs & Co.	Call	EUR	0.59	2/05/13	4,165,000	(459,039)

BNP Paribas SA	Goldman Sachs & Co.	Call	EUR	44.91	2/05/13	48,600	(102,599)

BNP Paribas SA	Morgan Stanley & Co., Inc.	Call	EUR	45.54	2/05/13	37,200	(57,212)

Cie de St-Gobain	Deutsche Bank Securities Corp.	Call	EUR	31.89	2/05/13	63,300	(1,251)

Deutsche Lufthansa AG	Goldman Sachs & Co.	Call	EUR	14.05	2/05/13	163,300	(131,873)

Eni SpA	Goldman Sachs & Co.	Call	EUR	18.28	2/05/13	158,800	(47,078)

Eni SpA	Goldman Sachs & Co.	Call	EUR	19.55	2/05/13	204,800	(1,002)

Eurasia Drilling Co., Ltd. - GDR	Deutsche Bank Securities Corp.	Call	USD	32.74	2/05/13	20,800	(107,305)

GAM Holding AG	UBS Securities LLC	Call	CHF	11.92	2/05/13	75,900	(256,964)

Intertek Group Plc	Morgan Stanley & Co., Inc.	Call	GBP	31.11	2/05/13	18,300	(6,541)

Intertek Group Plc	Morgan Stanley & Co., Inc.	Call	GBP	31.59	2/05/13	55,300	(4,999)

JANUARY 31, 2013	3

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

—	Over-the-counter options written as of January 31, 2013 were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

Jardine Lloyd Thompson Group Plc	Morgan Stanley & Co., Inc.	Call	GBP	7.65	2/05/13	40,000	$(13,115)

Konecranes OYJ	Morgan Stanley & Co., Inc.	Call	EUR	26.58	2/05/13	70,200	(478)

Tullow Oil Plc	Morgan Stanley & Co., Inc.	Call	GBP	12.37	2/05/13	216,800	(71)

Volkswagen AG, Preference Shares	Morgan Stanley & Co., Inc.	Call	EUR	172.15	2/05/13	14,700	(204,223)

Volkswagen AG, Preference Shares	Morgan Stanley & Co., Inc.	Call	EUR	176.65	2/05/13	6,900	(56,669)

Ziggo NV	Morgan Stanley & Co., Inc.	Call	EUR	24.43	2/05/13	81,400	(1,763)

Fomento Economico Mexicano SAB de CV - ADR	Goldman Sachs & Co.	Call	USD	102.29	2/11/13	19,000	(106,981)

Vodafone Group Plc - ADR	Morgan Stanley & Co., Inc.	Call	USD	26.24	2/11/13	125,000	(135,000)

Aberdeen Asset Management Plc	Goldman Sachs & Co.	Call	GBP	3.46	2/12/13	565,000	(511,630)

Babcock International Group Plc	Morgan Stanley & Co., Inc.	Call	GBP	9.93	2/12/13	38,500	(27,565)

Babcock International Group Plc	Morgan Stanley & Co., Inc.	Call	GBP	9.97	2/12/13	41,600	(27,155)

Banco Popular Espanol SA	Morgan Stanley & Co., Inc.	Call	EUR	0.61	2/12/13	4,165,000	(345,937)

BASF SE	Goldman Sachs & Co.	Call	EUR	71.85	2/12/13	33,800	(127,530)

BASF SE	Goldman Sachs & Co.	Call	EUR	72.61	2/12/13	58,500	(169,269)

British American Tobacco Plc	Morgan Stanley & Co., Inc.	Call	GBP	32.81	2/12/13	155,000	(79,309)

Eurasia Drilling Co., Ltd. - GDR	Morgan Stanley & Co., Inc.	Call	USD	35.35	2/12/13	19,000	(50,407)

Glencore International Plc	Citigroup Global Markets, Inc.	Call	GBP	3.83	2/12/13	430,000	(81,491)

HSBC Holdings Plc	Morgan Stanley & Co., Inc.	Call	GBP	6.50	2/12/13	628,100	(667,051)

Jardine Lloyd Thompson Group Plc	Morgan Stanley & Co., Inc.	Call	GBP	7.74	2/12/13	40,000	(9,780)

Konecranes OYJ	Deutsche Bank Securities Corp.	Call	EUR	26.48	2/12/13	38,700	(2,230)

Rotork Plc	Morgan Stanley & Co., Inc.	Call	GBP	25.92	2/12/13	29,700	(30,909)

Toyota Motor Corp.	Citigroup Global Markets, Inc.	Call	JPY	3,893.55	2/13/13	50,000	(259,632)

Toyota Motor Corp.	UBS Securities LLC	Call	JPY	4,292.49	2/13/13	78,100	(114,550)

Aveva Group Plc	Banc of America Securities	Call	GBP	21.56	2/20/13	29,700	(16,437)

Aveva Group Plc	Morgan Stanley & Co., Inc.	Call	GBP	21.31	2/20/13	28,000	(21,578)

Fresnillo Plc	Morgan Stanley & Co., Inc.	Call	GBP	19.30	2/20/13	188,700	(516)

Konecranes OYJ	Goldman Sachs & Co.	Call	EUR	26.66	2/20/13	35,900	(3,780)

Banco Bradesco SA - ADR	Banc of America Securities	Call	USD	17.53	2/21/13	129,000	(116,949)

Sirona Dental Systems, Inc.	Goldman Sachs & Co.	Call	USD	68.14	2/25/13	39,000	(44,410)

Deutsche Wohnen AG	Goldman Sachs & Co.	Call	EUR	14.65	2/27/13	59,000	(5,788)

Glencore International Plc	UBS Securities LLC	Call	GBP	3.89	2/27/13	737,500	(135,894)

Grupo Mexico SAB de CV, Series B	UBS Securities LLC	Call	MXN	48.02	2/27/13	405,500	(24,453)

Rightmove Plc	Morgan Stanley & Co., Inc.	Call	GBP	15.01	2/27/13	108,000	(302,479)

AIA Group Ltd.	Morgan Stanley & Co., Inc.	Call	HKD	30.44	3/04/13	3,104,000	(350,126)

CSL Ltd.	JPMorgan Chase Securities	Call	AUD	52.61	3/04/13	59,600	(185,399)

JGC Corp.	Goldman Sachs & Co.	Call	JPY	2,758.44	3/04/13	103,000	(23,331)

Kubota Corp.	Goldman Sachs & Co.	Call	JPY	1,042.60	3/04/13	367,000	(124,152)

Tencent Holdings Ltd.	Morgan Stanley & Co., Inc.	Call	HKD	257.69	3/04/13	150,800	(321,452)

Unipres Corp.	UBS Securities LLC	Call	JPY	1,909.23	3/04/13	57,000	(96,282)

Zeon Corp.	Citigroup Global Markets, Inc.	Call	JPY	758.31	3/04/13	576,000	(307,284)

SAP AG - ADR	Citigroup Global Markets, Inc.	Call	USD	79.18	3/05/13	17,100	(62,077)

SAP AG - ADR	Citigroup Global Markets, Inc.	Call	USD	79.56	3/05/13	31,000	(104,487)

Antofagasta Plc	Banc of America Securities	Call	GBP	13.35	3/06/13	118,200	(554)

Antofagasta Plc	Goldman Sachs & Co.	Call	GBP	13.84	3/06/13	85,000	(628)

APR Energy Plc	Banc of America Securities	Call	GBP	7.98	3/06/13	33,000	(6,427)

Arcos Dorados Holdings, Inc., Class A	Goldman Sachs & Co.	Call	USD	12.50	3/06/13	84,000	(116,926)

Deutsche Wohnen AG	Goldman Sachs & Co.	Call	EUR	14.65	3/06/13	59,000	(9,751)

Diageo Plc	Citigroup Global Markets, Inc.	Call	GBP	18.64	3/06/13	101,200	(59,539)

Diageo Plc	Morgan Stanley & Co., Inc.	Call	GBP	18.06	3/06/13	164,300	(199,995)

Eurasia Drilling Co., Ltd. - GDR	UBS Securities LLC	Call	USD	37.32	3/06/13	19,000	(32,526)

4	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

—	Over-the-counter options written as of January 31, 2013 were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

GAM Holding AG	Goldman Sachs & Co.	Call	CHF	14.74	3/06/13	121,400	$(93,718)

Glencore International Plc	UBS Securities LLC	Call	GBP	3.93	3/06/13	737,500	(126,821)

Hargreaves Lansdown Plc	Citigroup Global Markets, Inc.	Call	GBP	7.31	3/06/13	232,500	(12,441)

Iberdrola SA	Citigroup Global Markets, Inc.	Call	EUR	4.14	3/06/13	766,000	(17,583)

Inchcape Plc	Citigroup Global Markets, Inc.	Call	GBP	4.50	3/06/13	131,000	(53,697)

National Grid Plc	Deutsche Bank Securities Corp.	Call	GBP	6.94	3/06/13	90,000	(9,909)

Partners Group Holding AG	Morgan Stanley & Co., Inc.	Call	CHF	216.88	3/06/13	5,000	(12,632)

Publicis Groupe SA	UBS Securities LLC	Call	EUR	47.45	3/06/13	61,800	(115,175)

Randgold Resources Ltd.	Banc of America Securities	Call	GBP	60.10	3/06/13	32,700	(120,886)

Rightmove Plc	Morgan Stanley & Co., Inc.	Call	GBP	15.16	3/06/13	108,000	(273,071)

Rotork Plc	Morgan Stanley & Co., Inc.	Call	GBP	25.96	3/06/13	30,900	(39,037)

Banco Bradesco SA - ADR	Morgan Stanley & Co., Inc.	Call	USD	18.83	3/08/13	118,500	(29,139)

Vodafone Group Plc - ADR	Citigroup Global Markets, Inc.	Call	USD	26.11	3/11/13	55,000	(69,304)

Vodafone Group Plc - ADR	Citigroup Global Markets, Inc.	Call	USD	26.72	3/11/13	58,900	(57,508)

Ageas	Goldman Sachs & Co.	Call	EUR	23.68	3/12/13	42,400	(61,057)

ASML Holding NV	Morgan Stanley & Co., Inc.	Call	EUR	49.69	3/12/13	82,500	(670,254)

Aveva Group Plc	Banc of America Securities	Call	GBP	21.54	3/12/13	9,600	(7,305)

AXA SA	Morgan Stanley & Co., Inc.	Call	EUR	13.75	3/12/13	152,900	(59,142)

Cie de St-Gobain	UBS Securities LLC	Call	EUR	32.39	3/12/13	60,000	(26,177)

Deutsche Wohnen AG	Goldman Sachs & Co.	Call	EUR	14.65	3/12/13	59,000	(11,682)

Eurasia Drilling Co., Ltd. - GDR	Morgan Stanley & Co., Inc.	Call	USD	36.06	3/12/13	20,800	(53,954)

GAM Holding AG	Goldman Sachs & Co.	Call	CHF	15.25	3/12/13	129,600	(72,562)

Holcim Ltd.	Banc of America Securities	Call	CHF	71.71	3/12/13	35,000	(51,297)

Holcim Ltd.	Deutsche Bank Securities Corp.	Call	CHF	67.82	3/12/13	70,700	(273,771)

Inchcape Plc	Morgan Stanley & Co., Inc.	Call	GBP	4.58	3/12/13	111,900	(36,322)

Jardine Lloyd Thompson Group Plc	Morgan Stanley & Co., Inc.	Call	GBP	7.95	3/12/13	30,000	(5,682)

National Grid Plc	Deutsche Bank Securities Corp.	Call	GBP	6.99	3/12/13	307,400	(27,284)

Nestle SA	Citigroup Global Markets, Inc.	Call	CHF	62.62	3/12/13	23,700	(46,310)

Nestle SA	Morgan Stanley & Co., Inc.	Call	CHF	61.15	3/12/13	150,200	(465,627)

Roche Holding AG	Deutsche Bank Securities Corp.	Call	CHF	195.28	3/12/13	61,000	(468,970)

SABMiller Plc	Deutsche Bank Securities Corp.	Call	GBP	29.73	3/12/13	83,000	(250,127)

Sanofi	Goldman Sachs & Co.	Call	EUR	74.07	3/12/13	108,100	(101,253)

Svenska Cellulosa AB, B Shares	Morgan Stanley & Co., Inc.	Call	SEK	145.42	3/12/13	324,900	(490,123)

Swiss Re AG	Deutsche Bank Securities Corp.	Call	CHF	69.89	3/12/13	104,800	(66,844)

Syngenta AG	Morgan Stanley & Co., Inc.	Call	CHF	384.91	3/12/13	28,600	(413,929)

UBS AG	Morgan Stanley & Co., Inc.	Call	CHF	16.27	3/12/13	524,600	(190,687)

Unicredit SpA	Banc of America Securities	Call	EUR	4.45	3/12/13	680,000	(300,524)

Arcos Dorados Holdings, Inc., Class A	Morgan Stanley & Co., Inc.	Call	USD	14.18	3/13/13	78,000	(32,963)

Ageas	Banc of America Securities	Call	EUR	23.74	3/20/13	44,400	(65,698)

Antofagasta Plc	Banc of America Securities	Call	GBP	12.88	3/20/13	66,000	(5,185)

Aveva Group Plc	Banc of America Securities	Call	GBP	22.02	3/20/13	9,600	(4,829)

BASF SE	Goldman Sachs & Co.	Call	EUR	74.18	3/20/13	15,200	(41,178)

Deutsche Lufthansa AG	UBS Securities LLC	Call	EUR	14.81	3/20/13	107,000	(69,659)

Deutsche Wohnen AG	Goldman Sachs & Co.	Call	EUR	14.65	3/20/13	59,000	(13,668)

Eurasia Drilling Co., Ltd. - GDR	Morgan Stanley & Co., Inc.	Call	USD	35.65	3/20/13	20,800	(62,365)

GAM Holding AG	UBS Securities LLC	Call	CHF	15.48	3/20/13	128,500	(66,876)

Inchcape Plc	Citigroup Global Markets, Inc.	Call	GBP	4.69	3/20/13	111,900	(26,208)

Intertek Group Plc	Morgan Stanley & Co., Inc.	Call	GBP	31.37	3/20/13	28,300	(23,173)

Intertek Group Plc	UBS Securities LLC	Call	GBP	30.47	3/20/13	30,800	(49,081)

Jardine Lloyd Thompson Group Plc	Morgan Stanley & Co., Inc.	Call	GBP	7.91	3/20/13	30,000	(6,924)

JANUARY 31, 2013	5

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

—	Over-the-counter options written as of January 31, 2013 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

Partners Group Holding AG	Morgan Stanley & Co., Inc.	Call	CHF	217.66	3/20/13	5,000	$(14,396)

Randgold Resources Ltd.	Banc of America Securities	Call	GBP	61.51	3/20/13	34,000	(116,696)

Rexam Plc	Morgan Stanley & Co., Inc.	Call	GBP	4.77	3/20/13	420,000	(32,681)

Rotork Plc	Goldman Sachs & Co.	Call	GBP	26.01	3/20/13	34,000	(46,430)

Unilever Plc	Morgan Stanley & Co., Inc.	Call	GBP	25.85	3/20/13	81,000	(37,865)

Grupo Mexico SAB de CV, Series B	Citigroup Global Markets, Inc.	Call	MXN	47.85	3/21/13	360,600	(46,229)

Rexam Plc	Morgan Stanley & Co., Inc.	Call	GBP	4.70	3/21/13	538,053	(63,162)

Babcock International Group Plc	Morgan Stanley & Co., Inc.	Call	GBP	10.52	3/26/13	84,000	(26,653)

Cie Financiere Richemont SA	Morgan Stanley & Co., Inc.	Call	CHF	78.80	3/26/13	64,500	(153,613)

Eurasia Drilling Co., Ltd. - GDR	Morgan Stanley & Co., Inc.	Call	USD	40.37	3/26/13	20,100	(17,297)

GAM Holding AG	Morgan Stanley & Co., Inc.	Call	CHF	15.40	3/26/13	127,300	(74,498)

Partners Group Holding AG	Morgan Stanley & Co., Inc.	Call	CHF	217.66	3/26/13	5,000	(15,635)

Transocean Ltd.	Morgan Stanley & Co., Inc.	Call	USD	59.43	3/26/13	45,500	(56,934)

Samsung Electronics Co. Ltd.	Morgan Stanley & Co., Inc.	Call	KRW	1,414,866.89	3/27/13	2,900	(201,464)

BG Group Plc	Citigroup Global Markets, Inc.	Call	GBP	11.81	4/03/13	141,000	(59,778)

Electrolux AB, Series B	Morgan Stanley & Co., Inc.	Call	SEK	165.55	4/03/13	280,200	(310,027)

Eurasia Drilling Co., Ltd. - GDR	Morgan Stanley & Co., Inc.	Call	USD	38.80	4/03/13	20,000	(30,298)

Partners Group Holding AG	Morgan Stanley & Co., Inc.	Call	CHF	217.66	4/03/13	5,000	(17,285)

Unilever Plc	Citigroup Global Markets, Inc.	Call	GBP	25.85	4/03/13	81,000	(40,568)

Volvo AB, B Shares	Goldman Sachs & Co.	Call	SEK	97.62	4/03/13	797,000	(206,005)

Cheung Kong Holdings Ltd.	Citigroup Global Markets, Inc.	Call	HKD	129.75	4/10/13	320,000	(180,759)

Honda Motor Co. Ltd.	Citigroup Global Markets, Inc.	Call	JPY	3,520.07	4/10/13	263,000	(478,128)

MediaTek, Inc.	JPMorgan Chase Securities	Call	TWD	322.24	4/10/13	344,000	(120,727)

ORIX Corp.	Citigroup Global Markets, Inc.	Call	JPY	9,847.19	4/10/13	67,600	(258,745)

Softbank Corp.	Citigroup Global Markets, Inc.	Call	JPY	3,228.67	4/10/13	212,500	(331,311)

Sumitomo Mitsui Financial Group, Inc.	Goldman Sachs & Co.	Call	JPY	3,681.76	4/10/13	125,900	(186,196)

Tokio Marine Holdings, Inc.	Morgan Stanley & Co., Inc.	Call	JPY	2,743.76	4/10/13	84,500	(116,477)

Toyota Motor Corp.	Goldman Sachs & Co.	Call	JPY	4,408.49	4/10/13	78,400	(157,169)

Wharf Holdings Ltd.	JPMorgan Chase Securities	Call	HKD	70.61	4/10/13	628,000	(208,335)

Yahoo! Japan Corp.	Goldman Sachs & Co.	Call	JPY	36,322.83	4/10/13	10,000	(149,445)

Fomento Economico Mexicano SAB de CV - ADR	Goldman Sachs & Co.	Call	USD	111.81	4/11/13	33,600	(51,087)

Total							$(16,782,060)

—	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

—	Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—	Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

6	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$4,053,300	–	–	$4,053,300
Australia	–	$6,202,276	–	6,202,276
Belgium	–	29,365,814	–	29,365,814
Brazil	8,272,838	–	–	8,272,838
Canada	3,319,874	–	–	3,319,874
Cayman Islands	9,603,898	–	–	9,603,898
China	–	9,573,451	–	9,573,451
Finland	–	8,849,281	–	8,849,281
France	7,357,923	50,570,784	–	57,928,707
Germany	7,184,952	49,367,408	–	56,552,360
Hong Kong	3,464,688	42,069,558	–	45,534,246
India	–	3,775,623	–	3,775,623
Indonesia	–	12,701,274	–	12,701,274
Ireland	14,233,317	–	–	14,233,317
Italy	7,961,000	16,510,056	–	24,471,056
Japan	7,148,328	113,516,016	–	120,664,344
Jersey, Channel Islands	–	7,975,780	–	7,975,780
Malaysia	3,619,547	–	–	3,619,547
Mexico	15,506,846	9,019,245	–	24,526,091
Netherlands	4,628,881	11,247,102	–	15,875,983
South Korea	–	6,918,257	–	6,918,257
Spain	–	16,522,026	–	16,522,026
Sweden	13,458,153	35,767,717	–	49,225,870
Switzerland	7,543,217	180,513,632	–	188,056,849
Taiwan	–	6,856,513	–	6,856,513
Thailand	3,971,309	–	–	3,971,309
United Kingdom	18,014,365	171,049,566	–	189,063,931
United States	4,712,723	–	–	4,712,723
Short-Term Securities	4,240,098	–	–	4,240,098

Total	$148,295,257	$788,371,379	–	$936,666,636

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$29,155	–	–	$29,155
Liabilities:
Equity contracts	(102,909)	$(17,321,131)	–	(17,424,040)
Foreign currency exchange contracts	(82,728)	–	–	(82,728)

Total	$(156,482)	$(17,321,131)	–	$(17,477,613)

[1]

Derivative financial instruments are foreign currency exchange contracts and options written. Foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options written are shown at value.

JANUARY 31, 2013	7

Schedule of Investments (concluded)	BlackRock International Growth and Income Trust (BGY)

Certain of the Trust’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$2,102,919	–	–	$2,102,919
Foreign currency at value	754,975	–	–	754,975
Cash pledged as collateral for options written	6,383,000	–	–	6,383,000

Total	$9,240,894	–	–	$9,240,894

There were no transfers between levels during the period ended January 31, 2013.

8	JANUARY 31, 2013

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Growth and Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Growth and Income Trust

Date: March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Growth and Income Trust

Date: March 26, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock International Growth and Income Trust

Date: March 26, 2013